Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,485,833	23.99%	$495,483	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,026,163	19.64	417,943	8.00	$522,429	10.00%
International Bank of Commerce, Brownsville	123,780	25.77	38,423	8.00	48,029	10.00
International Bank of Commerce, Zapata	58,295	36.58	12,750	8.00	15,937	10.00
Commerce Bank	65,697	37.60	13,976	8.00	17,470	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,407,989	22.73%	$247,742	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	18.45	208,972	4.00	$313,458	6.00%
International Bank of Commerce, Brownsville	117,707	24.51	19,212	4.00	28,817	6.00
International Bank of Commerce, Zapata	56,336	35.35	6,375	4.00	9,562	6.00
Commerce Bank	63,462	36.33	6,988	4.00	10,482	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,407,989	12.74%	$441,975	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	10.65	362,263	4.00	$452,829	5.00%
International Bank of Commerce, Brownsville	117,707	13.52	34,835	4.00	43,544	5.00
International Bank of Commerce, Zapata	56,336	12.21	18,463	4.00	23,079	5.00
Commerce Bank	63,462	11.94	21,262	4.00	26,578	5.00

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,413,299	20.72%	$545,668	8.00%	N/A	N/A
International Bank of Commerce, Laredo	957,234	16.39	467,249	8.00	$584,061	10.00%
International Bank of Commerce, Brownsville	112,888	25.60	35,283	8.00	44,103	10.00
International Bank of Commerce, Zapata	54,072	30.96	13,971	8.00	17,463	10.00
Commerce Bank	62,129	31.67	15,692	8.00	19,615	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,327,889	19.47%	$272,834	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	15.23	233,624	4.00	$350,437	6.00%
International Bank of Commerce, Brownsville	107,340	24.34	17,641	4.00	26,462	6.00
International Bank of Commerce, Zapata	51,869	29.70	6,985	4.00	10,478	6.00
Commerce Bank	59,752	30.46	7,846	4.00	11,769	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,327,889	11.58%	$458,500	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	9.29	382,886	4.00	$478,608	5.00%
International Bank of Commerce, Brownsville	107,340	12.78	33,586	4.00	41,983	5.00
International Bank of Commerce, Zapata	51,869	10.90	19,035	4.00	23,793	5.00
Commerce Bank	59,752	11.33	21,095	4.00	26,369	5.00